Long-Term Debt - Future Maturities of Long-Term Debt, Excluding Net Discount on Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Debt Disclosure [Abstract]
2014	$ 19
2015	556
2016	9
2017	1,008
2018	216
Thereafter	$ 791